ACCOUNTS RECEIVABLE, NET - Aging analysis (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 18,259,749	$ 9,546,483
Subsequent collection	$ 12,331,018	$ 9,345,638
Subsequent collection (as a percentage)	67.50%	97.90%
Less than 6 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 17,650,236	$ 8,834,530
Subsequent collection	$ 12,331,018	$ 8,834,530
Subsequent collection (as a percentage)	69.90%	100.00%
From 7 to 9 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 18,586	$ 212,590
Subsequent collection		$ 212,590
Subsequent collection (as a percentage)	0.00%	100.00%
From 10 to 12 months
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable		$ 298,518
Subsequent collection		$ 298,518
Subsequent collection (as a percentage)	0.00%	100.00%
Over 1 year
ACCOUNTS RECEIVABLE, NET
Total gross accounts receivable	$ 590,927	$ 200,845
Subsequent collection (as a percentage)	0.00%	0.00%